Acquisition of King's Gaming Promotion Limited (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Contingent Consideration as of December 31, 2011	$ 11,116,885	$ 12,057,600		$ 50,857,564
Cash Consideration Paid	(9,000,000)		9,000,000
Ordinary Shares Issued	(3,057,600)
Change in Fair Value of Contingent Consideration	(5,894,431)
Foreign Currency Translation Adjustment	107,642
Contingent Consideration Payable as of June 30, 2012	$ 11,116,885	$ 12,057,600		$ 50,857,564